Inventories - Schedule of Allowance for Losses and Damages (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Losses and Damages [Abstract]
At the beginning of the year	R$ (81)	R$ (68)	R$ (37)
Additions	(649)	(567)	(435)
Reversals	16	29	17
Write-offs	617	525	387
At the end of the year	R$ (97)	R$ (81)	R$ (68)